12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Current Federal Tax Expense (Benefit)	$ 4,220,841	$ 4,143,983	$ 3,840,502
Current State and Local Tax Expense (Benefit)	5,160	12,500	6,432
Current Income Tax Expense (Benefit)	4,226,001	4,156,483	3,846,934
Deferred Federal Income Tax Expense (Benefit)	1,037,993	41,211	145,730
Other Income Tax Expense (Benefit), Continuing Operations	$ 5,263,994	$ 4,197,694	$ 3,992,664